Derivative Instruments - Additional Information (Detail) NOK in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) Vessel	Jun. 30, 2014 Vessel	Jun. 30, 2015 NOK	Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK
Derivative Instruments, Gain (Loss) [Line Items]
Number of vessels | Vessel	9	7
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Weighted average interest rate	1.55%		1.55%
Derivative, Notional amount of outstanding obligations	$ 412.3			$ 382.3
Carrying amount of derivative liabilities	4.4			1.7
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations | NOK			NOK 166.6		NOK 127.9
Carrying amount of derivative liabilities	$ 3.9			$ 2.7